Schedule of Fair Value of Assets Acquired and Liabilities (Details) - Stat EI Inc [Member] - Next NRG Holding Corp [Member]	Jan. 31, 2024 USD ($)
Business Acquisition [Line Items]
Cash	$ 1,800,000
Note payable	3,700,000
Fair value of consideration transferred	5,500,000
License agreements	4,900,000
Trademarks/Tradenames	600,000
Total assets acquired	5,500,000
Total liabilities assumed
Total identifiable net assets	5,500,000
Goodwill